Fees Summary	Jun. 10, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 3,642,000
Previously Paid Amount	0.00
Total Fee Amount	557.59
Total Offset Amount	0.00
Net Fee	557.59
Narrative - Max Aggregate Offering Price	$ 3,642,000
Final Prospectus	true